Goodwill and Other Intangible Assets - Goodwill by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2012 Energy	Jan. 31, 2013 Energy	Jan. 31, 2012 Water Resources	Jan. 31, 2013 Water Resources	Jan. 31, 2012 Inliner	Jan. 31, 2013 Inliner	Jan. 31, 2012 Heavy Civil	Jan. 31, 2013 Heavy Civil	Jan. 31, 2013 Geoconstruction	Jan. 31, 2011 Geoconstruction	Jan. 31, 2013 Mineral Exploration	Jan. 31, 2012 Energy Services	Jan. 31, 2013 Energy Services
Goodwill [Line Items]
Beginning Balance	$ 19,536	$ 103,378	$ 950		$ 17,084		$ 29,727	$ 8,915	$ 44,551		$ 10,621	$ 10,621		$ 445
Additions	4,025	2,318					2,318				4,025
Impairment of goodwill		(86,160)	(950)		(17,084)		(23,130)		(44,551)					(445)
Ending Balance	23,561	19,536					8,915	8,915			14,646	10,621
Accumulated goodwill impairment losses	$ (106,385)			$ (950)		$ (17,084)		$ (23,130)		$ (44,551)			$ (20,225)		$ (445)